Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Goodwill and Intangible Assets
The following table provides the details of identified intangible assets, by major class, for the periods indicated:

	Cost	Accumulated Amortization	Net Balance
	(In millions)
Intangible assets:
Contract rights and licenses	$224	$120	$104
Customer relationships	25	23	2
Contract backlog	24	24	—
Provider networks	27	11	16
Balance at December 31, 2015	$300	$178	$122
Intangible assets:
Contract rights and licenses	$182	$105	$77
Customer relationships	25	23	2
Contract backlog	24	23	1
Provider networks	18	9	9
Balance at December 31, 2014	$249	$160	$89

Based on the balances of our identifiable intangible assets as of December 31, 2015, we estimate that our intangible asset amortization will be $25 million in 2016, $25 million in 2017, $22 million in 2018, $18 million in 2019, and $13 million in 2020. For a presentation of our goodwill and intangible assets by reportable segment, refer to Note 20, "Segment Information."
The following table presents the balances of goodwill as of December 31, 2015 and 2014:

	December 31, 2014	Acquisitions by Segment		December 31, 2015
		Health Plans	Other
	(In millions)
Goodwill, gross	$330	$90	$157	$577
Accumulated impairment losses	(58)	—	—	(58)
Goodwill, net	$272	$90	$157	$519

The changes in the carrying amounts of goodwill and intangible assets, at cost, in 2015 were due to the acquisitions described in Note 4, "Business Combinations."